Interest Expense on Convertible Notes (Detail) (USD $)	2 Months Ended		3 Months Ended										9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013
Schedule Of Debt Instrument Interest Expense [Line Items]
Interest expense	$ 184,578	$ 86,114	$ 362,935	$ (202,206)	$ 156,257	$ (178,679)	$ (170,806)	$ (127,493)	$ (259,995)	$ (221,239)	$ (224,906)	$ (224,036)	$ 969,060	$ 518,509	$ 679,184	$ 930,176
Amortization of loan fees	(103,274)	(2,122)
Amortization of Debt Discount (Premium)	19,406	15,170											288,583	76,890	136,751	670,697
Interest expense, debt	141,518	8,621
Convertible Notes Payable
Schedule Of Debt Instrument Interest Expense [Line Items]
Interest expense	19,680	36,033	66,188		17,546								144,069	203,165	218,403	137,000
Amortization of loan fees	23,380	41,460	67,532		84,210								164,854	164,976	96,454	5,831
Amortization of Debt Discount (Premium)															134,601	676,055
Interest expense, debt	$ 43,060	$ 77,493	$ 133,720		$ 101,757								$ 308,923	$ 368,141	$ 449,458	$ 818,886